N-2 - USD ($) $ / shares in Units, $ in Billions	Jun. 24, 2025	May 31, 2025
Cover [Abstract]
Entity Central Index Key	0001920145
Amendment Flag	false
Securities Act File Number	814-01627
Document Type	8-K
Entity Registrant Name	Goldman Sachs Private Credit Corp.
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
General Description of Registrant [Abstract]
Share Price [Table Text Block]
As of May 31, 2025, the Company’s NAV was approximately $6.9 billion. The NAV per share as of May 31, 2025, as determined in accordance with the Company’s valuation policy, is set forth below.

NAV per share as of May 31, 2025
Class I Shares	$25.06

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 9.5
Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 25.06